UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2013

1.799846.109

ANIF-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.1%
Delphi Automotive PLC	372,800	$ 16,552
Automobiles - 0.2%
Harley-Davidson, Inc.	114,073	6,080
Honda Motor Co. Ltd.	351,500	13,274
Tesla Motors, Inc. (a)	405,300	15,357
Toyota Motor Corp.	273,000	14,094
		48,805
Distributors - 0.1%
LKQ Corp. (a)	1,004,600	21,860
Diversified Consumer Services - 0.0%
H&R Block, Inc.	85,700	2,521
Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. (a)	419,364	136,658
Chuys Holdings, Inc.	61,282	1,997
Dunkin' Brands Group, Inc.	1,709,800	63,057
InterContinental Hotel Group PLC	150,173	4,580
Marriott International, Inc. Class A	43,500	1,837
McDonald's Corp.	2,859,994	285,113
Paddy Power PLC (Ireland)	134,600	12,147
Sodexo SA	60,857	5,671
Starbucks Corp.	2,482,535	141,405
Tim Hortons, Inc. (Canada)	2,467,600	134,111
Wyndham Worldwide Corp.	76,600	4,939
		791,515
Household Durables - 1.6%
D.R. Horton, Inc.	4,716,437	114,609
Lennar Corp. Class A (e)	1,623,693	67,351
PulteGroup, Inc. (a)	5,596,000	113,263
Ryland Group, Inc.	385,000	16,024
Toll Brothers, Inc. (a)	858,517	29,396
Whirlpool Corp.	137,963	16,343
		356,986
Internet & Catalog Retail - 2.8%
Amazon.com, Inc. (a)	1,388,932	370,136
ASOS PLC (a)	181,729	9,242
HomeAway, Inc. (a)	68,900	2,239
Liberty Media Corp.:
Interactive Series A (a)	503,640	10,768
Series A (a)	19,400	1,466
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
priceline.com, Inc. (a)	206,012	$ 141,722
TripAdvisor, Inc. (a)	1,827,401	95,975
		631,548
Leisure Equipment & Products - 0.2%
Mattel, Inc.	161,956	7,092
Polaris Industries, Inc.	308,851	28,566
		35,658
Media - 5.5%
Charter Communications, Inc. Class A (a)	131,204	13,669
Comcast Corp. Class A	5,948,194	249,884
Discovery Communications, Inc. (a)	3,973,100	312,842
Legend Pictures LLC (a)(h)(i)	11,303	20,946
Liberty Global, Inc. Class A (a)(e)	629,182	46,182
Liberty Media Corp. Class A (a)	473,632	52,872
Naspers Ltd. Class N	46,594	2,903
Omnicom Group, Inc.	207,195	12,204
Sirius XM Radio, Inc. (e)	4,147,133	12,773
Starz - Liberty Capital Series A (a)	341,933	7,574
The Walt Disney Co.	8,874,637	504,079
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	850
		1,236,778
Multiline Retail - 0.0%
Dollar Tree, Inc. (a)	134,639	6,521
Macy's, Inc.	59,100	2,473
		8,994
Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. (a)	1,489,168	95,932
Fast Retailing Co. Ltd.	55,800	18,168
Five Below, Inc. (e)	792,207	30,017
Foot Locker, Inc.	391,964	13,421
GNC Holdings, Inc.	194,800	7,652
Home Depot, Inc.	847,701	59,153
Inditex SA	84,333	11,178
Lithia Motors, Inc. Class A (sub. vtg.)	400,000	18,992
Ross Stores, Inc.	1,414,567	85,751
TJX Companies, Inc.	8,280,600	387,118
Ulta Salon, Cosmetics & Fragrance, Inc.	81,919	6,649
Urban Outfitters, Inc. (a)	1,075,600	41,669
		775,700
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.5%
China Hongxing Sports Ltd. (a)	6,000,000	$ 556
ECLAT Textile Co. Ltd.	123,000	533
Luxottica Group SpA	367,500	18,424
LVMH Moet Hennessy - Louis Vuitton SA	46,875	8,046
Michael Kors Holdings Ltd. (a)	506,000	28,736
NIKE, Inc. Class B	3,225,877	190,359
PVH Corp.	59,526	6,358
Under Armour, Inc. Class A (sub. vtg.) (a)	1,012,886	51,860
VF Corp.	127,741	21,429
		326,301
TOTAL CONSUMER DISCRETIONARY		4,253,218
CONSUMER STAPLES - 9.4%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR	1,220,000	121,451
Boston Beer Co., Inc. Class A (a)(e)	125,088	19,969
Coca-Cola Icecek A/S	505,000	14,584
Diageo PLC sponsored ADR	261,500	32,907
Dr. Pepper Snapple Group, Inc.	220,062	10,332
PepsiCo, Inc.	29,500	2,334
Pernod Ricard SA	77,500	9,657
The Coca-Cola Co.	13,448,954	543,876
		755,110
Food & Staples Retailing - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,100	385
Costco Wholesale Corp.	1,481,800	157,234
CVS Caremark Corp.	2,853,974	156,940
Fresh Market, Inc. (a)	37,403	1,600
Wal-Mart Stores, Inc.	3,215,374	240,606
		556,765
Food Products - 0.5%
Associated British Foods PLC	1,156,500	33,405
Mondelez International, Inc.	1,899,143	58,133
Orion Corp.	7,302	7,112
Want Want China Holdings Ltd.	14,867,000	22,791
		121,441
Household Products - 2.1%
Colgate-Palmolive Co.	3,119,100	368,147
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	585,800	$ 57,397
Procter & Gamble Co.	455,930	35,134
Reckitt Benckiser Group PLC	156,611	11,227
		471,905
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	3,344,000	214,116
TOTAL CONSUMER STAPLES		2,119,337
ENERGY - 5.8%
Energy Equipment & Services - 0.2%
Cameron International Corp. (a)	379,200	24,724
Schlumberger Ltd.	232,024	17,376
		42,100
Oil, Gas & Consumable Fuels - 5.6%
Americas Petrogas, Inc. (a)(g)	836,000	1,588
Anadarko Petroleum Corp.	1,747,681	152,835
Birchcliff Energy Ltd. (a)	621,900	5,247
Birchcliff Energy Ltd. (g)	900,000	7,593
Cabot Oil & Gas Corp.	413,392	27,949
Canadian Natural Resources Ltd.	312,200	10,010
Cobalt International Energy, Inc. (a)	576,662	16,262
Concho Resources, Inc. (a)	413,880	40,324
Continental Resources, Inc. (a)	263,300	22,889
EOG Resources, Inc.	1,531,820	196,180
Frontline 2012 Ltd. (a)(g)	680,600	5,360
GoviEx Uranium, Inc. (a)(i)	3,477,000	9,110
Madalena Ventures, Inc. (a)(g)	2,200,000	758
Marathon Petroleum Corp.	867,000	77,683
Murphy Oil Corp.	445,900	28,417
Noble Energy, Inc.	3,994,700	462,027
Occidental Petroleum Corp.	77,777	6,095
PBF Energy, Inc. Class A (e)	221,924	8,249
Phillips 66	1,099,450	76,929
Pioneer Natural Resources Co.	227,570	28,276
Rooster Energy Ltd. (a)(f)	9,425,000	3,340
Skope Energy, Inc. (a)(f)(g)	784,000	50
TAG Oil Ltd. (g)	322,900	1,332
Tesoro Corp.	49,700	2,910
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tourmaline Oil Corp. (a)	1,050,600	$ 40,624
Tourmaline Oil Corp. (a)(g)	303,400	11,732
TransAtlantic Petroleum Ltd. (a)(g)	325,400	324
Ultrapar Participacoes SA	81,200	2,059
		1,246,152
TOTAL ENERGY		1,288,252
FINANCIALS - 14.4%
Capital Markets - 0.5%
BlackRock, Inc. Class A	155,773	40,015
Charles Schwab Corp.	141,963	2,511
Morgan Stanley	1,352,211	29,722
State Street Corp.	193,138	11,413
T. Rowe Price Group, Inc.	251,466	18,827
UBS AG (NY Shares)	349,300	5,376
		107,864
Commercial Banks - 4.4%
Bank of Ireland (a)	320,846,128	62,925
Fifth Third Bancorp	1,036,600	16,907
HDFC Bank Ltd. sponsored ADR	354,497	13,265
Itau Unibanco Holding SA sponsored ADR	123,300	2,195
M&T Bank Corp.	512,834	52,904
Metro Bank PLC Class A (a)(i)	239,350	3,637
PNC Financial Services Group, Inc.	1,014,651	67,474
PT Bank Central Asia Tbk	4,380,500	5,135
PT Bank Rakyat Indonesia Tbk	7,895,500	7,104
Royal Bank of Canada	246,600	14,856
Standard Chartered PLC (United Kingdom)	164,180	4,250
U.S. Bancorp	5,212,929	176,875
Wells Fargo & Co.	15,324,389	566,849
		994,376
Consumer Finance - 0.8%
American Express Co.	2,801,667	189,000
Diversified Financial Services - 1.0%
Citigroup, Inc.	3,047,821	134,836
esure Group PLC	2,299,600	10,482
IntercontinentalExchange, Inc. (a)	68,886	11,233
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	961,014	$ 45,610
Kotak Mahindra Bank Ltd.	862,436	10,347
		212,508
Insurance - 6.6%
ACE Ltd.	1,908,476	169,797
Admiral Group PLC	857,200	17,349
AIA Group Ltd.	17,410,000	76,256
Berkshire Hathaway, Inc. Class A (a)	5,501	859,696
Direct Line Insurance Group PLC	3,926,200	12,158
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,600	9,606
Marsh & McLennan Companies, Inc.	1,356,100	51,491
Prudential PLC	697,271	11,283
The Chubb Corp.	1,843,411	161,354
The Travelers Companies, Inc.	1,368,823	115,241
		1,484,231
Real Estate Investment Trusts - 0.7%
American Tower Corp.	1,982,421	152,488
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	105,381	3,767
BR Malls Participacoes SA	3,365,900	42,125
CBRE Group, Inc. (a)	91,900	2,320
Kennedy-Wilson Holdings, Inc.	428,934	6,653
Realogy Holdings Corp.	724,199	35,370
Zillow, Inc. (a)(e)	43,482	2,377
		92,612
TOTAL FINANCIALS		3,233,079
HEALTH CARE - 13.2%
Biotechnology - 5.4%
Aegerion Pharmaceuticals, Inc. (a)	148,717	5,999
Alexion Pharmaceuticals, Inc. (a)	195,350	18,000
Alnylam Pharmaceuticals, Inc. (a)	136,930	3,337
Amgen, Inc.	3,018,364	309,412
ARIAD Pharmaceuticals, Inc. (a)	1,639,387	29,657
Biogen Idec, Inc. (a)	2,132,335	411,349
BioMarin Pharmaceutical, Inc. (a)	566,752	35,286
Celgene Corp. (a)	694,242	80,470
CSL Ltd.	251,925	15,536
Gilead Sciences, Inc. (a)	3,149,974	154,128
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Grifols SA ADR	699,541	$ 20,294
Intercept Pharmaceuticals, Inc.	100,000	3,740
KYTHERA Biopharmaceuticals, Inc. (f)	105,900	2,580
KYTHERA Biopharmaceuticals, Inc. (f)(i)	1,438,435	31,536
Light Sciences Oncology, Inc. (a)	2,708,254	160
OvaScience, Inc. (a)(f)	1,090,900	9,818
Puma Biotechnology, Inc.	604,323	20,178
Regeneron Pharmaceuticals, Inc. (a)	260,369	45,929
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	63
Theravance, Inc. (a)	91,820	2,169
Verastem, Inc. (a)	575,000	5,532
		1,205,173
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	2,649,337	93,575
Baxter International, Inc.	812,900	59,049
Becton, Dickinson & Co.	35,718	3,415
Boston Scientific Corp. (a)	2,650,789	20,703
CareFusion Corp. (a)	86,400	3,023
Covidien PLC	989,889	67,154
High Power Exploration (a)	58,562	94
Intuitive Surgical, Inc. (a)	92,657	45,512
Medtronic, Inc.	494,100	23,203
ResMed, Inc. (e)	258,401	11,979
Stryker Corp.	629,657	41,079
Varian Medical Systems, Inc. (a)	66,300	4,774
		373,560
Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc. (a)	247,700	7,280
AmerisourceBergen Corp.	137,958	7,098
Catamaran Corp. (a)	147,263	7,803
CIGNA Corp.	443,061	27,634
DaVita, Inc. (a)	176,826	20,970
Henry Schein, Inc. (a)	267,740	24,779
McKesson Corp.	318,622	34,398
Team Health Holdings, Inc. (a)	88,981	3,237
UnitedHealth Group, Inc.	1,309,245	74,902
		208,101
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.8%
athenahealth, Inc. (a)(e)	297,352	$ 28,855
Cerner Corp. (a)	1,607,621	152,322
		181,177
Life Sciences Tools & Services - 0.7%
Fluidigm Corp. (a)(i)	112,607	2,084
Mettler-Toledo International, Inc. (a)	571,500	121,855
PAREXEL International Corp. (a)	240,931	9,519
PerkinElmer, Inc.	15,800	532
Thermo Fisher Scientific, Inc.	147,303	11,267
Waters Corp. (a)	119,500	11,222
		156,479
Pharmaceuticals - 3.8%
AbbVie, Inc.	3,526,700	143,819
Actavis, Inc. (a)	304,800	28,075
Allergan, Inc.	315,637	35,235
Bayer AG	1,117,805	115,302
Bristol-Myers Squibb Co.	283,869	11,693
Eli Lilly & Co.	839,186	47,657
Johnson & Johnson	2,311,645	188,468
Merck & Co., Inc.	425,830	18,834
Novartis AG sponsored ADR	110,900	7,901
Novo Nordisk A/S Series B	572,263	92,977
Perrigo Co.	486,601	57,774
Pfizer, Inc.	683,100	19,714
Salix Pharmaceuticals Ltd. (a)	60,906	3,117
Sanofi SA	226,888	23,055
Valeant Pharmaceuticals International, Inc. (Canada) (a)	493,006	37,010
Zoetis, Inc. Class A	463,900	15,494
		846,125
TOTAL HEALTH CARE		2,970,615
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	384,241	28,953
Teledyne Technologies, Inc. (a)	66,822	5,242
United Technologies Corp.	298,490	27,888
		62,083
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.1%
FedEx Corp.	120,193	$ 11,803
United Parcel Service, Inc. Class B	137,361	11,799
		23,602
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	297,900	12,446
Building Products - 0.1%
Fortune Brands Home & Security, Inc. (a)	660,900	24,737
Commercial Services & Supplies - 0.6%
ADT Corp.	598,550	29,293
Edenred SA	650,500	21,288
Stericycle, Inc. (a)	734,715	78,012
Swisher Hygiene, Inc. (a)	1,395,310	1,800
		130,393
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	93,281	5,246
Electrical Equipment - 0.3%
AMETEK, Inc.	55,900	2,424
Generac Holdings, Inc.	108,199	3,824
Roper Industries, Inc.	530,002	67,475
		73,723
Industrial Conglomerates - 1.3%
3M Co.	750,445	79,780
Danaher Corp.	3,097,554	192,513
General Electric Co.	979,441	22,645
		294,938
Machinery - 0.5%
Chart Industries, Inc. (a)	56,941	4,556
Deere & Co.	182,555	15,696
Flowserve Corp.	24,779	4,156
Illinois Tool Works, Inc.	850,300	51,817
PACCAR, Inc.	306,687	15,506
Rexnord Corp.	165,630	3,516
Snap-On, Inc.	190,743	15,774
Wabtec Corp.	23,478	2,397
		113,418
Professional Services - 0.4%
Bureau Veritas SA	96,262	11,982
Experian PLC	2,137,600	37,027
On Assignment, Inc. (a)	412,025	10,428
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Robert Half International, Inc.	61,000	$ 2,289
Verisk Analytics, Inc. (a)	550,756	33,943
		95,669
Road & Rail - 2.2%
Canadian Pacific Railway Ltd. (e)	1,515,600	197,743
Hertz Global Holdings, Inc. (a)	1,039,871	23,148
J.B. Hunt Transport Services, Inc.	519,370	38,683
Union Pacific Corp.	1,615,200	230,021
		489,595
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
Class A (a)(g)	320,800	9,406
Class A (e)	1,102,578	32,328
MSC Industrial Direct Co., Inc. Class A	28,771	2,468
W.W. Grainger, Inc.	357,400	80,408
		124,610
TOTAL INDUSTRIALS		1,450,460
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 1.1%
Motorola Solutions, Inc.	1,026,004	65,695
Palo Alto Networks, Inc.	157,900	8,937
QUALCOMM, Inc.	2,765,615	185,158
		259,790
Computers & Peripherals - 4.8%
Apple, Inc.	2,422,919	1,072,457
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	2,610,730	194,891
Trimble Navigation Ltd. (a)	458,654	13,741
		208,632
Internet Software & Services - 9.1%
Constant Contact, Inc. (a)(e)	205,400	2,666
Cornerstone OnDemand, Inc. (a)	501,550	17,103
Dropbox, Inc. (i)	1,289,836	12,898
eBay, Inc. (a)	4,200,616	227,757
Equinix, Inc. (a)	90,375	19,549
ExactTarget, Inc.	420,800	9,792
Facebook, Inc. Class A	6,360,469	162,701
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	1,584,267	$ 1,257,953
LinkedIn Corp. (a)	685,301	120,654
Marin Software, Inc.	69,691	1,145
MercadoLibre, Inc. (e)	123,900	11,964
Responsys, Inc. (a)	500,000	4,425
SPS Commerce, Inc. (a)(f)	1,000,000	42,670
Trulia, Inc. (e)	197,100	6,185
Yahoo!, Inc. (a)	6,005,159	141,301
		2,038,763
IT Services - 5.8%
Accenture PLC Class A	2,985,408	226,801
Alliance Data Systems Corp. (a)	637,430	103,194
CGI Group, Inc. Class A (sub. vtg.) (a)	490,100	13,321
Cognizant Technology Solutions Corp. Class A (a)	123,649	9,473
Fidelity National Information Services, Inc.	1,261,793	49,992
Fiserv, Inc. (a)	712,681	62,595
FleetCor Technologies, Inc. (a)	231,503	17,749
Gartner, Inc. Class A (a)	129,400	7,041
IBM Corp.	185,555	39,579
MasterCard, Inc. Class A	623,228	337,247
NeuStar, Inc. Class A (a)	140,833	6,553
Visa, Inc. Class A	2,494,679	423,696
		1,297,241
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	189,200	8,796
ARM Holdings PLC sponsored ADR	2,339,150	99,110
ASML Holding NV	300,991	20,470
Broadcom Corp. Class A	60,900	2,111
Linear Technology Corp.	287,886	11,046
Samsung Electronics Co. Ltd.	85,967	118,060
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	180,900	3,110
Xilinx, Inc.	58,800	2,244
		264,947
Software - 3.1%
Activision Blizzard, Inc.	1,301,953	18,969
Aspen Technology, Inc. (a)	76,799	2,480
Citrix Systems, Inc. (a)	50,647	3,655
CommVault Systems, Inc. (a)	303,984	24,921
Concur Technologies, Inc. (a)	908,866	62,403
FleetMatics Group PLC	230,695	5,594
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Guidewire Software, Inc. (a)	68,792	$ 2,644
Intuit, Inc.	1,523,682	100,030
Mu Sigma, Inc. (i)	619,826	15,000
NetSuite, Inc. (a)	859,852	68,840
salesforce.com, Inc. (a)	789,338	141,157
SAP AG sponsored ADR (e)	269,406	21,698
ServiceNow, Inc.	584,500	21,159
SolarWinds, Inc. (a)	1,037,946	61,343
Splunk, Inc.	522,971	20,935
Symantec Corp. (a)	3,328,084	82,137
Trion World Network, Inc. warrants 8/10/17 (a)(i)	18,952	0*
Ultimate Software Group, Inc. (a)	177,333	18,471
Workday, Inc. (i)	284,512	15,781
Workday, Inc. Class A	254,331	15,674
		702,891
TOTAL INFORMATION TECHNOLOGY		5,844,721
MATERIALS - 4.4%
Chemicals - 2.6%
Ashland, Inc.	197,036	14,640
Axiall Corp.	228,645	14,213
Eastman Chemical Co.	425,900	29,758
Ecolab, Inc.	1,007,013	80,742
Filtrona PLC	1,864,886	20,629
FMC Corp.	221,200	12,615
LyondellBasell Industries NV Class A	753,616	47,696
Mexichem S.A.B. de CV	2,226,500	11,942
Monsanto Co.	1,374,953	145,236
PPG Industries, Inc.	486,300	65,135
Sherwin-Williams Co.	387,172	65,389
Syngenta AG (Switzerland)	88,732	37,015
Valspar Corp.	293,500	18,270
W.R. Grace & Co. (a)	235,500	18,254
Westlake Chemical Corp.	15,994	1,495
		583,029
Construction Materials - 0.0%
Eagle Materials, Inc.	77,900	5,190
Containers & Packaging - 0.1%
Ball Corp.	406,400	19,337
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. Class A	101,400	$ 9,409
Sealed Air Corp.	96,868	2,335
		31,081
Metals & Mining - 1.5%
Altius Minerals Corp. (a)	98,200	1,159
B2Gold Corp. (a)	12,118,232	36,861
B2Gold Corp. (a)(g)	660,000	2,008
Colossus Minerals, Inc. (a)	473,000	1,429
Dalradian Resources, Inc. (a)	2,514,600	2,970
Dalradian Resources, Inc. (a)(g)	1,000,000	1,181
Endeavour Mining Corp. (a)	1,673,795	2,472
Franco-Nevada Corp.	3,208,300	146,448
Franco-Nevada Corp. warrants 6/16/17 (a)(g)	62,150	416
Freeport-McMoRan Copper & Gold, Inc.	52,480	1,737
Glencore International PLC (e)	1,884,761	10,198
Inmet Mining Corp.	190,500	12,686
Ivanplats Ltd. (g)	1,002,800	4,284
Ivanplats Ltd. Class A (i)	2,789,499	10,726
Medusa Mining Ltd.	2,046,017	9,160
New Gold, Inc. (a)	3,956,900	35,991
Novagold Resources, Inc. (a)	571,644	2,099
Pilot Gold, Inc. (a)	2,778,800	4,596
Premier Gold Mines Ltd. (a)	1,637,000	4,834
Premier Gold Mines Ltd. (a)(g)	900,000	2,658
Tahoe Resources, Inc. (a)	178,000	3,131
Tahoe Resources, Inc. (a)(g)	1,074,200	18,896
Turquoise Hill Resources Ltd. (a)	3,589,604	22,862
		338,802
Paper & Forest Products - 0.2%
International Paper Co.	786,949	36,656
TOTAL MATERIALS		994,758
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Iliad SA	53,171	11,311
inContact, Inc. (a)	169,600	1,372
		12,683
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.) (e)	313,500	$ 16,014
TOTAL TELECOMMUNICATION SERVICES		28,697
UTILITIES - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	129,325	11,544
Multi-Utilities - 0.0%
YTL Corp. Bhd	16,110,626	8,468
TOTAL UTILITIES		20,012
TOTAL COMMON STOCKS (Cost $15,408,205)		22,203,149
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	165,366	845
HEALTH CARE - 0.3%
Biotechnology - 0.1%
bluebird bio (i)	4,658,909	3,617
Intarcia Therapeutics, Inc. (i)	516,522	7,040
		10,657
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (a)(i)	1,325,100	9,276
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (i)	10,369,703	18,400
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (a)(i)	3,363,446	16,518
TOTAL HEALTH CARE		54,851
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (i)	299,518	2,995
Software - 0.0%
Trion World Network, Inc.:
8.00% (a)(i)	50,840	218
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.: - continued
Series C, 8.00% (a)(i)	602,295	$ 2,578
Series C-1, 8.00% (a)(i)	47,380	203
		2,999
TOTAL INFORMATION TECHNOLOGY		5,994
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $62,331)		61,690
Nonconvertible Bonds - 0.0%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (i)		$ 362	362
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	4,688
TOTAL NONCONVERTIBLE BONDS (Cost $5,071)			5,050
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	141,539,204	141,539
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	316,640,314	316,640
TOTAL MONEY MARKET FUNDS (Cost $458,179)		458,179
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated:
3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) #	$ 2,314	$ 2,314
3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) #	1,615	1,615
TOTAL CASH EQUIVALENTS (Cost $3,929)		3,929
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $15,937,715)		22,731,997
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(257,124)
NET ASSETS - 100%		$ 22,474,873
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,586,000 or 0.3% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $184,621,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 16,518
bluebird bio	7/23/12	$ 2,322
Castlight Health, Inc. Series D	4/25/12	$ 7,999
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,992
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 3,024
Glam Media, Inc. 9% 12/2/13	12/2/11	$ 362
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Intarcia Therapeutics, Inc.	11/14/12	$ 7,040
Ivanplats Ltd. Class A	10/23/12	$ 13,509
KYTHERA Biopharmaceuticals, Inc.	8/30/11	$ 20,000
Legend Pictures LLC	9/23/10 - 12/18/12	$ 12,915
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Security	Acquisition Date	Acquisition Cost (000s)
Metro Bank PLC Class A	5/21/12	$ 3,791
Mu Sigma, Inc.	12/21/12	$ 15,000
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 267
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
Workday, Inc.	10/13/11	$ 3,773

* Amounts represents less than $1,000.

Quarterly Report

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,314,000 due 4/01/13 at 0.15%
Barclays Capital, Inc.	$ 363
Citibank NA	1,015
Merrill Lynch, Pierce, Fenner & Smith, Inc.	254
UBS Securities LLC	682
$ 2,314
$1,615,000 due 4/01/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 1,615
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 125
Fidelity Securities Lending Cash Central Fund	411
Total	$ 536
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
KYTHERA Biopharmaceuticals, Inc.	$ 3,213	$ -	$ -	$ -	$ 2,580
KYTHERA Biopharmaceuticals, Inc.	39,278	-	-	-	31,536
OvaScience, Inc.	9,131	-	-	-	9,818
Rooster Energy Ltd.	5,188	-	195	-	3,340
Skope Energy, Inc.	51	-	-	-	50
SPS Commerce, Inc.	37,270	-	-	-	42,670
Total	$ 94,131	$ -	$ 195	$ -	$ 89,994
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,254,063	$ 4,217,592	$ 13,274	$ 23,197
Consumer Staples	2,119,337	2,119,337	-	-
Energy	1,288,252	1,279,092	-	9,160
Financials	3,233,079	3,229,442	-	3,637
Health Care	3,025,466	2,938,762	31,599	55,105
Industrials	1,450,460	1,450,460	-	-
Information Technology	5,850,715	5,801,042	15,781	33,892
Materials	994,758	984,032	10,726	-
Telecommunication Services	28,697	28,697	-	-
Utilities	20,012	20,012	-	-
Corporate Bonds	5,050	-	4,688	362
Money Market Funds	458,179	458,179	-	-
Cash Equivalents	3,929	-	3,929	-
Total Investments in Securities:	$ 22,731,997	$ 22,526,647	$ 79,997	$ 125,353

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 849,144
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $16,086,735,000. Net unrealized appreciation aggregated $6,645,262,000, of which $6,822,549,000 related to appreciated investment securities and $177,287,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Series Opportunistic Insights
Fund

March 31, 2013

1.950955.100

AO1TI-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.1%
Delphi Automotive PLC	7,100	$ 315,240
Automobiles - 0.1%
Honda Motor Co. Ltd.	6,900	260,578
Toyota Motor Corp.	5,000	258,140
		518,718
Distributors - 0.1%
LKQ Corp. (a)	12,700	276,352
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,800	52,956
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (a)	7,900	2,574,373
Marriott International, Inc. Class A	1,000	42,230
Sodexo SA	1,400	130,467
Starbucks Corp.	66,900	3,810,624
Wyndham Worldwide Corp.	4,178	269,397
		6,827,091
Household Durables - 1.1%
D.R. Horton, Inc.	2,400	58,320
Lennar Corp. Class A (d)	97,600	4,048,448
PulteGroup, Inc. (a)	81,400	1,647,536
Whirlpool Corp.	200	23,692
		5,777,996
Internet & Catalog Retail - 4.5%
Amazon.com, Inc. (a)	51,050	13,604,315
HomeAway, Inc. (a)	7,800	253,500
priceline.com, Inc. (a)	7,300	5,021,889
TripAdvisor, Inc. (a)	94,000	4,936,880
		23,816,584
Leisure Equipment & Products - 0.6%
Mattel, Inc.	1,200	52,548
Polaris Industries, Inc.	33,700	3,116,913
		3,169,461
Media - 3.4%
Charter Communications, Inc. Class A (a)	3,000	312,540
Comcast Corp. Class A	107,468	4,514,731
Discovery Communications, Inc. (a)	39,100	3,078,734
Liberty Global, Inc. Class A (a)	53,986	3,962,572
Liberty Media Corp. Class A (a)	43,600	4,867,068
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	700	$ 41,230
Starz - Liberty Capital Series A (a)	41,800	925,870
		17,702,745
Multiline Retail - 0.0%
Macy's, Inc.	1,200	50,208
Specialty Retail - 2.1%
Five Below, Inc.	19,400	735,066
Foot Locker, Inc.	29,480	1,009,395
Home Depot, Inc.	60,559	4,225,807
Inditex SA	1,942	257,399
TJX Companies, Inc.	54,900	2,566,575
Urban Outfitters, Inc. (a)	59,000	2,285,660
		11,079,902
Textiles, Apparel & Luxury Goods - 1.1%
Michael Kors Holdings Ltd. (a)	50,645	2,876,130
NIKE, Inc. Class B	51,800	3,056,718
		5,932,848
TOTAL CONSUMER DISCRETIONARY		75,520,101
CONSUMER STAPLES - 6.1%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	29,900	2,976,545
Boston Beer Co., Inc. Class A (a)(d)	15,831	2,527,261
Coca-Cola Icecek A/S	11,000	317,664
The Coca-Cola Co.	77,600	3,138,144
		8,959,614
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	48,400	5,135,724
CVS Caremark Corp.	35,474	1,950,715
Wal-Mart Stores, Inc.	54,864	4,105,473
		11,191,912
Food Products - 0.6%
Associated British Foods PLC	102,400	2,957,798
Household Products - 0.7%
Colgate-Palmolive Co.	31,700	3,741,551
Procter & Gamble Co.	700	53,942
		3,795,493
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	80,500	$ 5,154,415
TOTAL CONSUMER STAPLES		32,059,232
ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	2,900	253,605
Cabot Oil & Gas Corp.	11,700	791,037
Cobalt International Energy, Inc. (a)	11,326	319,393
Concho Resources, Inc. (a)	3,600	350,748
EOG Resources, Inc.	116,780	14,956,015
Marathon Petroleum Corp.	2,800	250,880
Murphy Oil Corp.	75,700	4,824,361
Noble Energy, Inc.	900	104,094
Phillips 66	77,400	5,415,678
Pioneer Natural Resources Co.	2,900	360,325
		27,626,136
FINANCIALS - 10.8%
Capital Markets - 0.5%
BlackRock, Inc. Class A	9,317	2,393,351
Morgan Stanley	10,500	230,790
T. Rowe Price Group, Inc.	1,400	104,818
		2,728,959
Commercial Banks - 2.1%
HDFC Bank Ltd. sponsored ADR	59,000	2,207,780
M&T Bank Corp.	36,700	3,785,972
Wells Fargo & Co.	129,700	4,797,603
		10,791,355
Consumer Finance - 0.2%
American Express Co.	12,700	856,742
Diversified Financial Services - 1.5%
Citigroup, Inc.	165,300	7,312,872
esure Group PLC	52,900	241,137
IntercontinentalExchange, Inc. (a)	1,600	260,912
		7,814,921
Insurance - 5.5%
ACE Ltd.	31,900	2,838,143
AIA Group Ltd.	61,400	268,932
Berkshire Hathaway, Inc. Class A (a)	111	17,347,080
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	68,000	$ 2,581,960
The Chubb Corp.	30,800	2,695,924
The Travelers Companies, Inc.	35,200	2,963,488
		28,695,527
Real Estate Investment Trusts - 0.4%
American Tower Corp.	30,366	2,335,753
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	2,500	89,375
Realogy Holdings Corp.	63,300	3,091,572
Zillow, Inc. (a)(d)	4,600	251,482
		3,432,429
TOTAL FINANCIALS		56,655,686
HEALTH CARE - 16.6%
Biotechnology - 10.0%
Alexion Pharmaceuticals, Inc. (a)	4,207	387,633
Alnylam Pharmaceuticals, Inc. (a)	3,200	77,984
Amgen, Inc.	71,608	7,340,536
Biogen Idec, Inc. (a)	77,400	14,931,234
BioMarin Pharmaceutical, Inc. (a)	9,400	585,244
Celgene Corp. (a)	15,582	1,806,110
CSL Ltd.	4,127	254,501
Gilead Sciences, Inc. (a)	447,800	21,910,854
Grifols SA ADR	800	23,208
Puma Biotechnology, Inc.	15,686	523,756
Regeneron Pharmaceuticals, Inc. (a)	24,900	4,392,360
		52,233,420
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	77,300	5,615,072
Boston Scientific Corp. (a)	41,400	323,334
Covidien PLC	56,200	3,812,608
Intuitive Surgical, Inc. (a)	2,141	1,051,638
ResMed, Inc.	4,700	217,892
Trinity Biotech PLC sponsored ADR	50,808	857,639
		11,878,183
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	4,100	210,945
Catamaran Corp. (a)	17,300	916,729
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	33,600	$ 3,984,624
Henry Schein, Inc. (a)	29,900	2,767,245
McKesson Corp.	2,800	302,288
UnitedHealth Group, Inc.	2,246	128,494
		8,310,325
Health Care Technology - 0.6%
athenahealth, Inc. (a)	600	58,224
Cerner Corp. (a)	33,600	3,183,600
		3,241,824
Life Sciences Tools & Services - 0.9%
Mettler-Toledo International, Inc. (a)	11,955	2,549,045
PAREXEL International Corp. (a)	5,600	221,256
Waters Corp. (a)	22,300	2,094,193
		4,864,494
Pharmaceuticals - 1.2%
AbbVie, Inc.	73,100	2,981,018
Allergan, Inc.	500	55,815
Bayer AG	4,300	443,547
Johnson & Johnson	1,300	105,989
Novo Nordisk A/S Series B sponsored ADR	4,707	760,181
Salix Pharmaceuticals Ltd. (a)	1,500	76,770
Sanofi SA	4,209	427,686
Valeant Pharmaceuticals International, Inc. (Canada) (a)	12,300	923,363
Zoetis, Inc. Class A	8,900	297,260
		6,071,629
TOTAL HEALTH CARE		86,599,875
INDUSTRIALS - 7.4%
Aerospace & Defense - 0.1%
Honeywell International, Inc.	7,200	542,520
Building Products - 0.6%
Fortune Brands Home & Security, Inc. (a)	82,400	3,084,232
Commercial Services & Supplies - 0.0%
Edenred SA	200	6,545
Electrical Equipment - 0.9%
Generac Holdings, Inc.	66,600	2,353,644
Roper Industries, Inc.	17,300	2,202,463
		4,556,107
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.9%
3M Co.	16,500	$ 1,754,115
Danaher Corp.	49,600	3,082,640
		4,836,755
Machinery - 0.7%
Deere & Co.	36,436	3,132,767
Flowserve Corp.	300	50,313
Illinois Tool Works, Inc.	13,200	804,408
		3,987,488
Professional Services - 1.1%
Verisk Analytics, Inc. (a)	93,000	5,731,590
Road & Rail - 3.1%
Canadian Pacific Railway Ltd.	48,900	6,380,082
Hertz Global Holdings, Inc. (a)	156,000	3,472,560
J.B. Hunt Transport Services, Inc.	5,400	402,192
Union Pacific Corp.	42,000	5,981,220
		16,236,054
TOTAL INDUSTRIALS		38,981,291
INFORMATION TECHNOLOGY - 31.7%
Communications Equipment - 1.0%
Motorola Solutions, Inc.	48,700	3,118,261
QUALCOMM, Inc.	29,089	1,947,509
		5,065,770
Computers & Peripherals - 2.9%
Apple, Inc.	34,275	15,171,143
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	42,600	3,180,090
Trimble Navigation Ltd. (a)	13,200	395,472
		3,575,562
Internet Software & Services - 13.5%
eBay, Inc. (a)	86,850	4,709,007
Facebook, Inc. Class A	861,694	22,042,133
Google, Inc. Class A (a)	33,847	26,875,529
LinkedIn Corp. (a)	46,200	8,133,972
Marin Software, Inc.	1,602	26,321
Yahoo!, Inc. (a)	383,100	9,014,343
		70,801,305
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 7.1%
Accenture PLC Class A	51,500	$ 3,912,455
Alliance Data Systems Corp. (a)(d)	33,400	5,407,126
Fidelity National Information Services, Inc.	119,200	4,722,704
FleetCor Technologies, Inc. (a)	700	53,669
IBM Corp.	200	42,660
MasterCard, Inc. Class A	29,949	16,206,302
Visa, Inc. Class A	39,221	6,661,295
		37,006,211
Semiconductors & Semiconductor Equipment - 1.5%
ARM Holdings PLC sponsored ADR	53,054	2,247,898
ASML Holding NV	23,600	1,605,036
Samsung Electronics Co. Ltd.	2,519	3,459,400
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	30,100	517,419
		7,829,753
Software - 5.0%
Citrix Systems, Inc. (a)	700	50,512
CommVault Systems, Inc. (a)	73,200	6,000,936
Concur Technologies, Inc. (a)	40,700	2,794,462
Diligent Board Member Services, Inc. (a)	55,651	291,020
FleetMatics Group PLC	9,100	220,675
Guidewire Software, Inc. (a)	6,900	265,236
NetSuite, Inc. (a)	40,100	3,210,406
salesforce.com, Inc. (a)	17,842	3,190,685
SAP AG sponsored ADR	3,700	297,998
ServiceNow, Inc. (d)	81,400	2,946,680
SolarWinds, Inc. (a)	44,200	2,612,220
Splunk, Inc.	1,500	60,045
Symantec Corp. (a)	75,000	1,851,000
Ultimate Software Group, Inc. (a)	25,900	2,697,744
		26,489,619
TOTAL INFORMATION TECHNOLOGY		165,939,363
MATERIALS - 5.8%
Chemicals - 4.7%
Ecolab, Inc.	69,100	5,540,438
Filtrona PLC	29,100	321,892
LyondellBasell Industries NV Class A	8,020	507,586
Monsanto Co.	82,236	8,686,589
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	29,500	$ 3,951,230
Sherwin-Williams Co.	33,700	5,691,593
		24,699,328
Containers & Packaging - 0.5%
Ball Corp.	54,000	2,569,320
Rock-Tenn Co. Class A	1,100	102,069
Sealed Air Corp.	2,300	55,453
		2,726,842
Metals & Mining - 0.5%
B2Gold Corp. (a)	34,500	104,942
Franco-Nevada Corp.	52,300	2,387,312
Glencore International PLC	35,600	192,623
		2,684,877
Paper & Forest Products - 0.1%
International Paper Co.	7,900	367,982
TOTAL MATERIALS		30,479,029
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Iliad SA	1,282	272,711
UTILITIES - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	3,000	267,780
TOTAL COMMON STOCKS (Cost $465,402,910)		514,401,204
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	7,633,569	$ 7,633,569
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	11,480,650	11,480,650
TOTAL MONEY MARKET FUNDS (Cost $19,114,219)		19,114,219
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $484,517,129)		533,515,423
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(10,242,333)
NET ASSETS - 100%		$ 523,273,090
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,641
Fidelity Securities Lending Cash Central Fund	35,398
Total	$ 38,039
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 75,520,101	$ 75,259,523	$ 260,578	$ -
Consumer Staples	32,059,232	32,059,232	-	-
Energy	27,626,136	27,626,136	-	-
Financials	56,655,686	56,655,686	-	-
Health Care	86,599,875	86,599,875	-	-
Industrials	38,981,291	38,981,291	-	-
Information Technology	165,939,363	165,939,363	-	-
Materials	30,479,029	30,479,029	-	-
Telecommunication Services	272,711	272,711	-	-
Utilities	267,780	267,780	-	-
Money Market Funds	19,114,219	19,114,219	-	-
Total Investments in Securities:	$ 533,515,423	$ 533,254,845	$ 260,578	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 7,602,395
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $484,644,904. Net unrealized appreciation aggregated $48,870,519, of which $55,251,395 related to appreciated investment securities and $6,380,876 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund®

March 31, 2013

1.799873.109

CON-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.1%
Delphi Automotive PLC	1,512,200	$ 67,142
Automobiles - 0.2%
Harley-Davidson, Inc.	463,427	24,701
Honda Motor Co. Ltd.	1,435,100	54,196
Tesla Motors, Inc. (a)	1,968,741	74,596
Toyota Motor Corp.	1,103,600	56,977
		210,470
Distributors - 0.1%
LKQ Corp. (a)	4,361,714	94,911
Diversified Consumer Services - 0.0%
H&R Block, Inc.	349,300	10,276
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)(f)	1,781,853	580,652
Chuys Holdings, Inc.	246,600	8,034
Dunkin' Brands Group, Inc. (f)	7,147,490	263,599
InterContinental Hotel Group PLC	598,173	18,242
Marriott International, Inc. Class A	178,142	7,523
McDonald's Corp.	12,007,390	1,197,017
Paddy Power PLC (Ireland)	544,435	49,131
Sodexo SA	249,694	23,269
Starbucks Corp.	10,421,339	593,599
Tim Hortons, Inc. (Canada) (f)	10,267,932	558,047
Wyndham Worldwide Corp.	313,400	20,208
		3,319,321
Household Durables - 1.5%
D.R. Horton, Inc. (f)	18,245,919	443,376
Lennar Corp. Class A	6,424,307	266,480
PulteGroup, Inc. (a)	18,904,669	382,631
Ryland Group, Inc.	1,572,900	65,464
Toll Brothers, Inc. (a)	3,786,009	129,633
Whirlpool Corp.	564,021	66,814
		1,354,398
Internet & Catalog Retail - 2.8%
Amazon.com, Inc. (a)	5,718,005	1,523,791
ASOS PLC (a)	737,576	37,510
HomeAway, Inc. (a)	281,100	9,136
Liberty Media Corp.:
Interactive Series A (a)	2,111,660	45,147
Series A (a)	84,460	6,383
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
priceline.com, Inc. (a)	803,008	$ 552,413
TripAdvisor, Inc. (a)(f)	7,301,205	383,459
		2,557,839
Leisure Equipment & Products - 0.2%
Mattel, Inc.	661,044	28,947
Polaris Industries, Inc.	1,230,001	113,763
		142,710
Media - 5.5%
Charter Communications, Inc. Class A (a)	535,596	55,798
Comcast Corp. Class A	24,123,884	1,013,444
Discovery Communications, Inc. (a)(f)	16,128,474	1,269,956
Legend Pictures LLC (a)(h)(i)	52,165	96,671
Liberty Global, Inc. Class A (a)(e)	2,318,218	170,157
Liberty Media Corp. Class A (a)	1,881,461	210,027
Naspers Ltd. Class N	180,569	11,249
Omnicom Group, Inc.	847,505	49,918
Sirius XM Radio, Inc. (e)	17,316,264	53,334
Starz - Liberty Capital Series A (a)	1,357,851	30,076
The Walt Disney Co.	36,648,162	2,081,616
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	41,234	15,463
		5,057,709
Multiline Retail - 0.0%
Dollar Tree, Inc. (a)	517,928	25,083
Macy's, Inc.	240,900	10,079
		35,162
Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. (a)	6,192,832	398,942
Fast Retailing Co. Ltd.	201,000	65,445
Five Below, Inc. (e)(f)	3,244,043	122,917
Foot Locker, Inc.	1,614,336	55,275
GNC Holdings, Inc.	825,200	32,414
Home Depot, Inc.	3,337,999	232,926
Inditex SA	344,009	45,596
Ross Stores, Inc.	5,891,721	357,156
TJX Companies, Inc.	35,103,665	1,641,096
Ulta Salon, Cosmetics & Fragrance, Inc.	332,231	26,967
Urban Outfitters, Inc. (a)	4,471,800	173,238
		3,151,972
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.4%
ECLAT Textile Co. Ltd.	498,000	$ 2,159
Luxottica Group SpA	1,506,487	75,525
LVMH Moet Hennessy - Louis Vuitton SA	193,740	33,253
Michael Kors Holdings Ltd. (a)	2,068,600	117,476
NIKE, Inc. Class B	13,525,775	798,156
PVH Corp.	240,317	25,668
Under Armour, Inc. Class A (sub. vtg.) (a)	3,777,536	193,410
VF Corp.	491,132	82,387
		1,328,034
TOTAL CONSUMER DISCRETIONARY		17,329,944
CONSUMER STAPLES - 9.5%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR	5,162,800	513,957
Boston Beer Co., Inc. Class A (a)	529,107	84,467
Coca-Cola Icecek A/S	2,034,979	58,767
Diageo PLC sponsored ADR	1,049,400	132,056
Dr. Pepper Snapple Group, Inc.	995,038	46,717
PepsiCo, Inc.	120,500	9,533
Pernod Ricard SA	317,500	39,563
The Coca-Cola Co.	55,886,702	2,260,058
		3,145,118
Food & Staples Retailing - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	28,900	1,566
Costco Wholesale Corp.	5,998,623	636,514
CVS Caremark Corp.	11,604,226	638,116
Fresh Market, Inc. (a)	155,366	6,645
Wal-Mart Stores, Inc.	12,731,126	952,670
		2,235,511
Food Products - 0.6%
Associated British Foods PLC	4,731,270	136,662
Mondelez International, Inc.	7,774,357	237,973
Orion Corp.	37,627	36,649
Want Want China Holdings Ltd.	59,775,000	91,635
		502,919
Household Products - 2.1%
Colgate-Palmolive Co.	12,884,207	1,520,723
Kimberly-Clark Corp.	2,438,200	238,895
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	1,849,970	$ 142,559
Reckitt Benckiser Group PLC	641,989	46,023
		1,948,200
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	13,822,200	885,035
TOTAL CONSUMER STAPLES		8,716,783
ENERGY - 5.8%
Energy Equipment & Services - 0.2%
Cameron International Corp. (a)	1,559,330	101,668
Schlumberger Ltd.	890,394	66,682
		168,350
Oil, Gas & Consumable Fuels - 5.6%
Americas Petrogas, Inc. (a)(g)	3,562,500	6,768
Anadarko Petroleum Corp.	7,048,423	616,385
Birchcliff Energy Ltd. (a)	3,708,400	31,285
Birchcliff Energy Ltd. (g)	1,900,000	16,029
Cabot Oil & Gas Corp.	1,706,309	115,364
Canadian Natural Resources Ltd.	936,812	30,036
Cobalt International Energy, Inc. (a)	2,336,238	65,882
Concho Resources, Inc. (a)	1,893,793	184,513
Continental Resources, Inc. (a)	1,002,692	87,164
EOG Resources, Inc.	6,178,219	791,245
Frontline 2012 Ltd. (a)(g)	2,748,400	21,646
Madalena Ventures, Inc. (a)(g)	9,370,500	3,229
Marathon Petroleum Corp.	3,553,529	318,396
Murphy Oil Corp.	1,851,000	117,964
Noble Energy, Inc. (f)	17,484,009	2,022,200
Occidental Petroleum Corp.	310,090	24,302
PBF Energy, Inc. Class A (e)	897,138	33,347
Phillips 66	4,554,150	318,654
Pioneer Natural Resources Co.	931,530	115,743
TAG Oil Ltd. (g)	1,365,935	5,634
Tesoro Corp.	200,300	11,728
Tourmaline Oil Corp. (a)	4,559,700	176,310
Tourmaline Oil Corp. (a)(g)	1,363,300	52,715
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransAtlantic Petroleum Ltd. (a)(g)	1,734,051	$ 1,725
Ultrapar Participacoes SA	332,300	8,424
		5,176,688
TOTAL ENERGY		5,345,038
FINANCIALS - 14.4%
Capital Markets - 0.5%
BlackRock, Inc. Class A	636,527	163,511
Charles Schwab Corp.	495,137	8,759
Morgan Stanley	6,047,589	132,926
State Street Corp.	812,062	47,985
T. Rowe Price Group, Inc.	1,032,334	77,291
UBS AG (NY Shares)	1,409,300	21,689
		452,161
Commercial Banks - 4.5%
Bank of Ireland (a)	1,355,755,122	265,895
Fifth Third Bancorp	4,359,500	71,103
HDFC Bank Ltd. sponsored ADR	1,450,444	54,276
Itau Unibanco Holding SA sponsored ADR	498,125	8,867
M&T Bank Corp.	2,016,385	208,010
Metro Bank PLC Class A (a)(f)(i)	2,671,250	40,588
PNC Financial Services Group, Inc.	4,140,641	275,353
PT Bank Central Asia Tbk	17,806,000	20,873
PT Bank Rakyat Indonesia Tbk	32,157,000	28,934
Royal Bank of Canada	1,035,100	62,360
Standard Chartered PLC (United Kingdom)	671,375	17,378
U.S. Bancorp	21,742,800	737,733
Wells Fargo & Co.	63,003,093	2,330,484
		4,121,854
Consumer Finance - 0.8%
American Express Co.	11,313,433	763,204
Diversified Financial Services - 0.9%
Citigroup, Inc.	12,664,251	560,266
esure Group PLC	9,375,700	42,738
IntercontinentalExchange, Inc. (a)	281,114	45,841
JPMorgan Chase & Co.	3,992,432	189,481
Kotak Mahindra Bank Ltd.	3,527,186	42,316
		880,642
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 6.6%
ACE Ltd.	7,931,724	$ 705,685
Admiral Group PLC	3,034,161	61,409
AIA Group Ltd.	71,783,800	314,413
Berkshire Hathaway, Inc. Class A (a)	22,342	3,491,608
Direct Line Insurance Group PLC	15,998,500	49,542
Fairfax Financial Holdings Ltd. (sub. vtg.)	152,622	59,594
Marsh & McLennan Companies, Inc.	5,843,233	221,868
Prudential PLC	2,820,190	45,637
The Chubb Corp.	7,631,763	668,008
The Travelers Companies, Inc.	5,384,705	453,338
		6,071,102
Real Estate Investment Trusts - 0.7%
American Tower Corp.	7,935,479	610,397
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	430,490	15,390
BR Malls Participacoes SA	13,789,650	172,580
CBRE Group, Inc. (a)	374,800	9,464
Kennedy-Wilson Holdings, Inc.	941,766	14,607
Realogy Holdings Corp.	2,945,674	143,867
Zillow, Inc. (a)(e)	176,518	9,650
		365,558
TOTAL FINANCIALS		13,264,918
HEALTH CARE - 12.8%
Biotechnology - 5.0%
Aegerion Pharmaceuticals, Inc. (a)	599,892	24,200
Alexion Pharmaceuticals, Inc. (a)	778,952	71,773
Alnylam Pharmaceuticals, Inc. (a)	552,625	13,467
Amgen, Inc.	12,316,150	1,262,529
ARIAD Pharmaceuticals, Inc. (a)	2,206,865	39,922
Biogen Idec, Inc. (a)	8,689,665	1,676,323
BioMarin Pharmaceutical, Inc. (a)	2,498,808	155,576
Celgene Corp. (a)	2,749,849	318,735
CSL Ltd.	1,030,400	63,542
Gilead Sciences, Inc. (a)	12,731,786	622,966
Grifols SA ADR	2,859,657	82,959
Intercept Pharmaceuticals, Inc.	574,200	21,475
Puma Biotechnology, Inc.	1,187,000	39,634
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	1,036,414	$ 182,823
Theravance, Inc. (a)	326,680	7,716
		4,583,640
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	10,855,546	383,418
Baxter International, Inc.	3,340,400	242,647
Becton, Dickinson & Co.	145,548	13,916
Boston Scientific Corp. (a)	10,840,211	84,662
CareFusion Corp. (a)	358,300	12,537
Covidien PLC	4,138,111	280,729
Intuitive Surgical, Inc. (a)	346,686	170,289
Medtronic, Inc.	1,986,700	93,295
ResMed, Inc. (e)	1,055,999	48,956
Stryker Corp.	2,671,973	174,320
Varian Medical Systems, Inc. (a)	268,630	19,341
		1,524,110
Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc. (a)	1,002,300	29,458
AmerisourceBergen Corp.	562,442	28,938
Catamaran Corp. (a)	636,810	33,745
CIGNA Corp.	1,784,039	111,271
DaVita, Inc. (a)	734,674	87,125
Henry Schein, Inc. (a)	1,115,105	103,203
McKesson Corp.	1,289,278	139,190
Team Health Holdings, Inc. (a)	358,600	13,046
UnitedHealth Group, Inc.	5,403,630	309,142
		855,118
Health Care Technology - 0.8%
athenahealth, Inc. (a)	1,248,260	121,131
Cerner Corp. (a)	6,554,467	621,036
		742,167
Life Sciences Tools & Services - 0.7%
Fluidigm Corp. (a)(i)	1,027,387	19,017
Mettler-Toledo International, Inc. (a)(f)	2,394,475	510,550
PAREXEL International Corp. (a)	983,856	38,872
PerkinElmer, Inc.	63,857	2,148
Thermo Fisher Scientific, Inc.	602,697	46,100
Waters Corp. (a)	591,347	55,533
		672,220
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 3.7%
AbbVie, Inc.	14,428,083	$ 588,377
Actavis, Inc. (a)	1,190,600	109,666
Allergan, Inc.	1,287,925	143,771
Bayer AG	4,519,055	466,143
Bristol-Myers Squibb Co.	809,123	33,328
Eli Lilly & Co.	3,504,514	199,021
Johnson & Johnson	9,312,255	759,228
Merck & Co., Inc.	1,805,170	79,843
Novartis AG sponsored ADR	453,200	32,286
Novo Nordisk A/S Series B (e)	2,366,138	384,430
Perrigo Co.	1,925,137	228,572
Pfizer, Inc.	2,757,300	79,576
Salix Pharmaceuticals Ltd. (a)	249,059	12,747
Sanofi SA	926,624	94,156
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,810,377	135,905
Zoetis, Inc. Class A	1,885,500	62,976
		3,410,025
TOTAL HEALTH CARE		11,787,280
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	1,563,186	117,786
Teledyne Technologies, Inc. (a)	270,270	21,200
United Technologies Corp.	1,228,910	114,817
		253,803
Air Freight & Logistics - 0.1%
FedEx Corp.	488,228	47,944
United Parcel Service, Inc. Class B	562,639	48,331
		96,275
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	1,202,100	50,224
Building Products - 0.1%
Fortune Brands Home & Security, Inc. (a)	2,738,000	102,483
Commercial Services & Supplies - 0.6%
ADT Corp.	2,653,550	129,865
Edenred SA	2,696,181	88,234
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Stericycle, Inc. (a)	3,146,208	$ 334,064
Swisher Hygiene, Inc. (a)	6,357,060	8,201
		560,364
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	380,219	21,384
Electrical Equipment - 0.3%
AMETEK, Inc.	240,000	10,406
Generac Holdings, Inc.	440,019	15,550
Roper Industries, Inc.	2,076,812	264,399
		290,355
Industrial Conglomerates - 1.3%
3M Co.	3,112,155	330,853
Danaher Corp.	12,792,727	795,068
General Electric Co.	4,053,059	93,707
		1,219,628
Machinery - 0.5%
Chart Industries, Inc. (a)	232,207	18,579
Deere & Co.	744,345	63,999
Flowserve Corp.	101,125	16,960
Illinois Tool Works, Inc.	3,562,810	217,118
PACCAR, Inc.	1,258,162	63,613
Rexnord Corp.	702,085	14,905
Snap-On, Inc.	787,999	65,168
Wabtec Corp.	102,122	10,428
		470,770
Professional Services - 0.4%
Bureau Veritas SA	394,700	49,127
Experian PLC	8,489,202	147,048
On Assignment, Inc. (a)	1,681,358	42,555
Robert Half International, Inc.	249,000	9,345
Verisk Analytics, Inc. (a)	2,317,244	142,812
		390,887
Road & Rail - 2.2%
Canadian Pacific Railway Ltd. (e)	6,150,900	802,520
Hertz Global Holdings, Inc. (a)	4,248,629	94,574
J.B. Hunt Transport Services, Inc.	2,190,660	163,160
Union Pacific Corp.	6,825,154	971,970
		2,032,224
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
Class A (a)(g)	1,624,500	$ 47,630
Class A	4,145,725	121,553
MSC Industrial Direct Co., Inc. Class A	115,814	9,935
W.W. Grainger, Inc.	1,424,305	320,440
		499,558
TOTAL INDUSTRIALS		5,987,955
INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 1.1%
Motorola Solutions, Inc.	4,214,748	269,870
Palo Alto Networks, Inc.	646,200	36,575
QUALCOMM, Inc.	10,841,279	725,824
		1,032,269
Computers & Peripherals - 4.9%
Apple, Inc.	10,111,818	4,475,794
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A (f)	10,512,558	784,762
Trimble Navigation Ltd. (a)	1,876,504	56,220
		840,982
Internet Software & Services - 8.7%
Constant Contact, Inc. (a)(e)	1,038,840	13,484
Cornerstone OnDemand, Inc. (a)	1,906,002	64,995
Dropbox, Inc. (i)	5,464,028	54,640
eBay, Inc. (a)	16,952,473	919,163
Equinix, Inc. (a)	386,225	83,544
ExactTarget, Inc.	1,732,500	40,315
Facebook, Inc. Class A	25,852,398	661,304
Google, Inc. Class A (a)	6,399,715	5,081,561
LinkedIn Corp. (a)	2,769,020	487,514
Marin Software, Inc.	284,134	4,668
MercadoLibre, Inc. (e)	479,359	46,287
Trulia, Inc. (e)	803,700	25,220
Yahoo!, Inc. (a)	24,135,741	567,914
		8,050,609
IT Services - 5.7%
Accenture PLC Class A	12,132,356	921,695
Alliance Data Systems Corp. (a)(f)	2,670,511	432,329
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CGI Group, Inc. Class A (sub. vtg.) (a)	1,996,500	$ 54,263
Cognizant Technology Solutions Corp. Class A (a)	578,151	44,292
Fidelity National Information Services, Inc.	5,018,603	198,837
Fiserv, Inc. (a)	2,965,155	260,430
FleetCor Technologies, Inc. (a)	938,734	71,973
Gartner, Inc. Class A (a)	531,100	28,897
IBM Corp.	766,481	163,490
MasterCard, Inc. Class A	2,507,258	1,356,753
NeuStar, Inc. Class A (a)	568,898	26,471
Visa, Inc. Class A	10,143,179	1,722,718
		5,282,148
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	764,500	35,542
ARM Holdings PLC sponsored ADR	9,506,959	402,810
ASML Holding NV	1,279,428	87,014
Broadcom Corp. Class A	249,700	8,657
Linear Technology Corp.	1,169,600	44,878
Samsung Electronics Co. Ltd.	347,131	476,723
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	732,500	12,592
Xilinx, Inc.	241,200	9,207
		1,077,423
Software - 3.1%
Activision Blizzard, Inc.	5,349,147	77,937
Aspen Technology, Inc. (a)	310,301	10,020
Citrix Systems, Inc. (a)	229,053	16,528
CommVault Systems, Inc. (a)	1,268,156	103,963
Concur Technologies, Inc. (a)(f)	3,587,791	246,338
FleetMatics Group PLC	939,789	22,790
Guidewire Software, Inc. (a)	281,208	10,810
Intuit, Inc.	6,338,718	416,137
NetSuite, Inc. (a)	3,464,287	277,351
salesforce.com, Inc. (a)	3,408,430	609,530
SAP AG sponsored ADR (e)	1,096,694	88,328
ServiceNow, Inc.	2,390,986	86,554
SolarWinds, Inc. (a)(f)	4,212,529	248,960
Splunk, Inc.	2,207,929	88,383
Symantec Corp. (a)	13,241,716	326,806
Trion World Network, Inc. warrants 8/10/17 (a)(i)	124,282	0
Ultimate Software Group, Inc. (a)	753,106	78,444
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Workday, Inc. (i)	1,223,783	$ 67,880
Workday, Inc. Class A	1,037,800	63,960
		2,840,719
TOTAL INFORMATION TECHNOLOGY		23,599,944
MATERIALS - 4.4%
Chemicals - 2.6%
Ashland, Inc.	873,064	64,869
Axiall Corp.	921,179	57,260
Eastman Chemical Co.	1,788,845	124,987
Ecolab, Inc.	4,096,450	328,453
Filtrona PLC	7,786,771	86,134
FMC Corp.	949,600	54,156
LyondellBasell Industries NV Class A	3,147,384	199,198
Mexichem S.A.B. de CV	9,078,700	48,696
Monsanto Co.	5,527,847	583,906
PPG Industries, Inc.	1,790,100	239,766
Sherwin-Williams Co.	1,585,828	267,830
Syngenta AG (Switzerland)	362,498	151,216
Valspar Corp.	1,284,400	79,954
W.R. Grace & Co. (a)	925,958	71,771
Westlake Chemical Corp.	64,006	5,985
		2,364,181
Construction Materials - 0.0%
Eagle Materials, Inc.	316,258	21,072
Containers & Packaging - 0.1%
Ball Corp.	1,650,315	78,522
Rock-Tenn Co. Class A	414,995	38,507
Sealed Air Corp.	394,900	9,521
		126,550
Metals & Mining - 1.5%
B2Gold Corp. (a)(f)	51,467,699	156,554
B2Gold Corp. (a)(f)(g)	5,850,000	17,794
Dalradian Resources, Inc. (a)	402,900	476
Dalradian Resources, Inc. (a)(g)	3,000,000	3,544
Endeavour Mining Corp. (a)	6,182,935	9,130
Franco-Nevada Corp. (f)	13,263,800	605,446
Franco-Nevada Corp. warrants 6/16/17 (a)(f)(g)	342,250	2,291
Freeport-McMoRan Copper & Gold, Inc.	219,220	7,256
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Glencore International PLC (e)	7,639,939	$ 41,338
Inmet Mining Corp.	750,000	49,946
Ivanplats Ltd. (g)	4,084,500	17,450
Ivanplats Ltd. Class A (i)	11,992,837	46,113
Medusa Mining Ltd. (f)	9,697,718	43,416
New Gold, Inc. (a)	17,241,064	156,822
Novagold Resources, Inc. (a)	2,425,833	8,907
Premier Gold Mines Ltd. (a)(f)	7,460,600	22,033
Premier Gold Mines Ltd. (a)(f)(g)	3,850,000	11,370
Tahoe Resources, Inc. (a)	726,703	12,784
Tahoe Resources, Inc. (a)(g)	5,376,500	94,579
Turquoise Hill Resources Ltd. (a)	14,779,594	94,132
		1,401,381
Paper & Forest Products - 0.2%
International Paper Co.	3,214,151	149,715
TOTAL MATERIALS		4,062,899
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Iliad SA	216,829	46,125
inContact, Inc. (a)	695,315	5,625
		51,750
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.) (e)	1,296,200	66,210
TOTAL TELECOMMUNICATION SERVICES		117,960
UTILITIES - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	528,375	47,163
Multi-Utilities - 0.0%
YTL Corp. Bhd	77,277,326	40,620
TOTAL UTILITIES		87,783
TOTAL COMMON STOCKS (Cost $54,894,685)		90,300,504
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	1,228,555	$ 6,279
HEALTH CARE - 0.1%
Biotechnology - 0.1%
bluebird bio (i)	19,295,922	14,979
Intarcia Therapeutics, Inc. (i)	2,100,446	28,629
		43,608
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (i)	1,260,898	12,609
Software - 0.0%
Trion World Network, Inc.:
8.00% (a)(i)	333,435	1,427
Series C, 8.00% (a)(i)	3,950,196	16,907
Series C-1, 8.00% (a)(i)	310,705	1,330
		19,664
TOTAL INFORMATION TECHNOLOGY		32,273
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $100,863)		82,160
Nonconvertible Bonds - 0.0%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (i)		$ 2,693	2,693
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	14,286	18,755
TOTAL NONCONVERTIBLE BONDS (Cost $21,533)			21,448
Money Market Funds - 2.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	1,548,009,606	$ 1,548,010
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	453,502,139	453,502
TOTAL MONEY MARKET FUNDS (Cost $2,001,512)		2,001,512
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated:
3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) #	$ 6,157	6,157
3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) #	6,452	6,452
TOTAL CASH EQUIVALENTS (Cost $12,609)		12,609
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $57,031,202)		92,418,233
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(270,074)
NET ASSETS - 100%		$ 92,148,159
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $302,404,000 or 0.3% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $425,226,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
bluebird bio	7/23/12	$ 9,615
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Security	Acquisition Date	Acquisition Cost (000s)
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Glam Media, Inc.: Series M-1, 8.00%	3/19/08	$ 22,464
9% 12/2/13	12/2/11	$ 2,693
Intarcia Therapeutics, Inc.	11/14/12	$ 28,629
Ivanplats Ltd. Class A	10/23/12	$ 58,083
Legend Pictures LLC	9/23/10 - 12/18/12	$ 57,827
Metro Bank PLC Class A	12/8/09 - 5/21/12	$ 37,356
Trion World Network, Inc.: warrants 8/10/17	8/10/10	$ 0*
8.00%	3/20/13	$ 1,754
Series C, 8.00%	8/22/08	$ 21,691
Series C-1, 8.00%	8/10/10	$ 1,706
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
Workday, Inc.	10/13/11	$ 16,227
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$12,609,000 due 4/01/13 at 0.15%
Barclays Capital, Inc.	$ 965
Citibank NA	2,702
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,128
UBS Securities LLC	1,814
$ 12,609
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 569
Fidelity Securities Lending Cash Central Fund	1,265
Total	$ 1,834
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Data Systems Corp.	$ 395,341	$ -	$ 9,476	$ -	$ 432,329
Allot Communications Ltd.	37,894	-	29,261	-	-
Amphenol Corp. Class A	609,379	75,768	-	1,104	784,762
B2Gold Corp.	112,214	8,956	-	-	156,554
B2Gold Corp.	20,937	-	-	-	17,794
CGA Mining Ltd. (Canada)	61,621	-	-	-	-
Chipotle Mexican Grill, Inc.	603,558	-	76,074	-	580,652
Concur Technologies, Inc.	218,282	24,483	-	-	246,338
D.R. Horton, Inc.	323,572	43,932	-	-	443,376
Discovery Communications, Inc.	1,038,085	7,755	22,556	-	1,269,956
Dunkin' Brands Group, Inc.	237,154	-	-	1,358	263,599
Five Below, Inc.	17,220	101,174	-	-	122,917
FleetMatics Group PLC	44,071	16,890	36,139	-	-
Franco-Nevada Corp.	755,693	9,162	8,909	2,014	605,446
Franco-Nevada Corp. warrants 6/16/17	3,045	-	-	-	2,291
Medusa Mining Ltd.	69,126	-	10,466	-	43,416
Metro Bank PLC Class A	43,393	-	-	-	40,588
Mettler-Toledo International, Inc.	463,490	9,024	9,278	-	510,550
Noble Energy, Inc.	1,778,823	-	-	4,371	2,022,200
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Premier Gold Mines Ltd.	$ 31,501	$ -	$ -	$ -	$ 22,033
Premier Gold Mines Ltd.	16,256	-	-	-	11,370
SolarWinds, Inc.	206,369	15,251	-	-	248,960
Tim Hortons, Inc. (Canada)	550,631	-	47,347	2,297	558,047
TripAdvisor, Inc.	252,835	61,962	-	-	383,459
Total	$ 7,890,490	$ 374,357	$ 249,506	$ 11,144	$ 8,766,637
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,336,223	$ 17,163,614	$ 54,196	$ 118,413
Consumer Staples	8,716,783	8,716,783	-	-
Energy	5,345,038	5,345,038	-	-
Financials	13,264,918	13,224,330	-	40,588
Health Care	11,830,888	11,787,280	-	43,608
Industrials	5,987,955	5,987,955	-	-
Information Technology	23,632,217	23,477,424	67,880	86,913
Materials	4,062,899	4,016,786	46,113	-
Telecommunication Services	117,960	117,960	-	-
Utilities	87,783	87,783	-	-
Corporate Bonds	21,448	-	18,755	2,693
Money Market Funds	2,001,512	2,001,512	-	-
Cash Equivalents	12,609	-	12,609	-
Total Investments in Securities:	$ 92,418,233	$ 91,926,465	$ 199,553	$ 292,215

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 3,503,701
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $57,696,074,000. Net unrealized appreciation aggregated $34,722,159,000, of which $35,191,857,000 related to appreciated investment securities and $469,698,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Opportunistic
Insights Fund

Fidelity Series Opportunistic
Insights Fund Class F

March 31, 2013

1.951056.100

O1T-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.1%
Delphi Automotive PLC	54,700	$ 2,428,680
Automobiles - 0.1%
Honda Motor Co. Ltd.	53,000	2,001,540
Toyota Motor Corp.	38,900	2,008,328
		4,009,868
Distributors - 0.1%
LKQ Corp. (a)	97,300	2,117,248
Diversified Consumer Services - 0.0%
H&R Block, Inc.	14,000	411,880
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (a)	61,100	19,910,657
Marriott International, Inc. Class A	7,800	329,394
Sodexo SA	10,900	1,015,776
Starbucks Corp.	514,700	29,317,312
Wyndham Worldwide Corp.	32,222	2,077,675
		52,650,814
Household Durables - 1.1%
D.R. Horton, Inc.	18,100	439,830
Lennar Corp. Class A (d)	752,800	31,226,144
PulteGroup, Inc. (a)	625,200	12,654,048
Whirlpool Corp.	1,800	213,228
		44,533,250
Internet & Catalog Retail - 4.5%
Amazon.com, Inc. (a)	391,750	104,397,458
HomeAway, Inc. (a)	60,100	1,953,250
priceline.com, Inc. (a)	56,400	38,799,252
TripAdvisor, Inc. (a)	723,600	38,003,472
		183,153,432
Leisure Equipment & Products - 0.6%
Mattel, Inc.	9,100	398,489
Polaris Industries, Inc.	259,100	23,964,159
		24,362,648
Media - 3.4%
Charter Communications, Inc. Class A (a)	23,000	2,396,140
Comcast Corp. Class A	827,032	34,743,614
Discovery Communications, Inc. (a)	301,400	23,732,236
Liberty Global, Inc. Class A (a)	415,114	30,469,368
Liberty Media Corp. Class A (a)	336,200	37,530,006
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	5,100	$ 300,390
Starz - Liberty Capital Series A (a)	321,600	7,123,440
		136,295,194
Multiline Retail - 0.0%
Macy's, Inc.	9,300	389,112
Specialty Retail - 2.1%
Five Below, Inc.	149,500	5,664,555
Foot Locker, Inc.	226,420	7,752,621
Home Depot, Inc.	465,841	32,506,385
Inditex SA	14,949	1,981,390
TJX Companies, Inc.	423,800	19,812,650
Urban Outfitters, Inc. (a)	453,800	17,580,212
		85,297,813
Textiles, Apparel & Luxury Goods - 1.1%
Michael Kors Holdings Ltd. (a)	389,255	22,105,791
NIKE, Inc. Class B	398,300	23,503,683
		45,609,474
TOTAL CONSUMER DISCRETIONARY		581,259,413
CONSUMER STAPLES - 6.1%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	229,800	22,876,590
Boston Beer Co., Inc. Class A (a)(d)	121,732	19,433,296
Coca-Cola Icecek A/S	89,000	2,570,193
The Coca-Cola Co.	596,900	24,138,636
		69,018,715
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	373,700	39,653,307
CVS Caremark Corp.	272,226	14,969,708
Wal-Mart Stores, Inc.	421,936	31,573,471
		86,196,486
Food Products - 0.6%
Associated British Foods PLC	788,400	22,772,732
Household Products - 0.7%
Colgate-Palmolive Co.	244,000	28,799,320
Procter & Gamble Co.	5,100	393,006
		29,192,326
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	618,900	$ 39,628,167
TOTAL CONSUMER STAPLES		246,808,426
ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	22,400	1,958,880
Cabot Oil & Gas Corp.	90,500	6,118,705
Cobalt International Energy, Inc. (a)	87,074	2,455,487
Concho Resources, Inc. (a)	27,300	2,659,839
EOG Resources, Inc.	897,920	114,996,614
Marathon Petroleum Corp.	21,900	1,962,240
Murphy Oil Corp.	582,200	37,103,606
Noble Energy, Inc.	6,600	763,356
Phillips 66	595,400	41,660,138
Pioneer Natural Resources Co.	22,200	2,758,350
		212,437,215
FINANCIALS - 10.8%
Capital Markets - 0.5%
BlackRock, Inc. Class A	71,983	18,490,993
Morgan Stanley	80,600	1,771,588
T. Rowe Price Group, Inc.	10,700	801,109
		21,063,690
Commercial Banks - 2.1%
HDFC Bank Ltd. sponsored ADR	453,300	16,962,486
M&T Bank Corp.	282,900	29,183,964
Wells Fargo & Co.	995,800	36,834,642
		82,981,092
Consumer Finance - 0.2%
American Express Co.	97,600	6,584,096
Diversified Financial Services - 1.5%
Citigroup, Inc.	1,269,800	56,175,952
esure Group PLC	406,300	1,852,058
IntercontinentalExchange, Inc. (a)	12,100	1,973,147
		60,001,157
Insurance - 5.5%
ACE Ltd.	245,300	21,824,341
AIA Group Ltd.	472,400	2,069,114
Berkshire Hathaway, Inc. Class A (a)	856	133,775,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	524,500	$ 19,915,265
The Chubb Corp.	237,500	20,788,375
The Travelers Companies, Inc.	270,200	22,748,138
		221,120,913
Real Estate Investment Trusts - 0.4%
American Tower Corp.	233,834	17,986,511
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	19,000	679,250
Realogy Holdings Corp.	488,200	23,843,688
Zillow, Inc. (a)(d)	35,000	1,913,450
		26,436,388
TOTAL FINANCIALS		436,173,847
HEALTH CARE - 16.5%
Biotechnology - 10.0%
Alexion Pharmaceuticals, Inc. (a)	32,293	2,975,477
Alnylam Pharmaceuticals, Inc. (a)	24,400	594,628
Amgen, Inc.	550,792	56,461,688
Biogen Idec, Inc. (a)	595,000	114,781,450
BioMarin Pharmaceutical, Inc. (a)	72,100	4,488,946
Celgene Corp. (a)	119,618	13,864,922
CSL Ltd.	31,752	1,958,061
Gilead Sciences, Inc. (a)	3,441,700	168,402,381
Grifols SA ADR	6,000	174,060
Puma Biotechnology, Inc.	120,725	4,031,008
Regeneron Pharmaceuticals, Inc. (a)	191,800	33,833,520
		401,566,141
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	593,400	43,104,576
Boston Scientific Corp. (a)	318,700	2,489,047
Covidien PLC	432,300	29,327,232
Intuitive Surgical, Inc. (a)	16,759	8,231,853
ResMed, Inc.	35,700	1,655,052
Trinity Biotech PLC sponsored ADR	390,433	6,590,509
		91,398,269
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	31,300	1,610,385
Catamaran Corp. (a)	133,000	7,047,684
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	259,400	$ 30,762,246
Henry Schein, Inc. (a)	230,500	21,332,775
McKesson Corp.	21,900	2,364,324
UnitedHealth Group, Inc.	17,654	1,009,985
		64,127,399
Health Care Technology - 0.6%
athenahealth, Inc. (a)	4,200	407,568
Cerner Corp. (a)	257,300	24,379,175
		24,786,743
Life Sciences Tools & Services - 0.9%
Mettler-Toledo International, Inc. (a)	86,645	18,474,447
PAREXEL International Corp. (a)	43,100	1,702,881
Waters Corp. (a)	171,000	16,058,610
		36,235,938
Pharmaceuticals - 1.1%
AbbVie, Inc.	562,100	22,922,438
Allergan, Inc.	3,500	390,705
Bayer AG	33,000	3,403,965
Johnson & Johnson	9,900	807,147
Novo Nordisk A/S Series B sponsored ADR	35,800	5,781,700
Salix Pharmaceuticals Ltd. (a)	11,713	599,471
Sanofi SA	32,390	3,291,221
Valeant Pharmaceuticals International, Inc. (Canada) (a)	94,400	7,086,621
Zoetis, Inc. Class A	68,300	2,281,220
		46,564,488
TOTAL HEALTH CARE		664,678,978
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.1%
Honeywell International, Inc.	55,100	4,151,785
Building Products - 0.6%
Fortune Brands Home & Security, Inc. (a)	635,900	23,801,737
Commercial Services & Supplies - 0.0%
Edenred SA	1,700	55,634
Electrical Equipment - 0.9%
Generac Holdings, Inc.	511,827	18,087,966
Roper Industries, Inc.	133,100	16,944,961
		35,032,927
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.9%
3M Co.	126,500	$ 13,448,215
Danaher Corp.	382,100	23,747,515
		37,195,730
Machinery - 0.8%
Deere & Co.	280,664	24,131,491
Flowserve Corp.	2,400	402,504
Illinois Tool Works, Inc.	101,800	6,203,692
		30,737,687
Professional Services - 1.1%
Verisk Analytics, Inc. (a)	715,600	44,102,428
Road & Rail - 3.1%
Canadian Pacific Railway Ltd.	375,900	49,044,432
Hertz Global Holdings, Inc. (a)	1,198,600	26,680,836
J.B. Hunt Transport Services, Inc.	41,100	3,061,128
Union Pacific Corp.	322,700	45,955,707
		124,742,103
TOTAL INDUSTRIALS		299,820,031
INFORMATION TECHNOLOGY - 31.7%
Communications Equipment - 1.0%
Motorola Solutions, Inc.	374,700	23,992,041
QUALCOMM, Inc.	223,311	14,950,671
		38,942,712
Computers & Peripherals - 2.9%
Apple, Inc.	263,925	116,821,123
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	328,007	24,485,723
Trimble Navigation Ltd. (a)	102,244	3,063,230
		27,548,953
Internet Software & Services - 13.5%
eBay, Inc. (a)	667,250	36,178,295
Facebook, Inc. Class A	6,631,606	169,636,481
Google, Inc. Class A (a)	260,253	206,648,691
LinkedIn Corp. (a)	355,000	62,501,300
Marin Software, Inc.	12,314	202,319
Yahoo!, Inc. (a)	2,943,100	69,251,143
		544,418,229
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 7.1%
Accenture PLC Class A	397,600	$ 30,205,672
Alliance Data Systems Corp. (a)(d)	257,600	41,702,864
Fidelity National Information Services, Inc.	916,100	36,295,882
FleetCor Technologies, Inc. (a)	5,600	429,352
IBM Corp.	1,900	405,270
MasterCard, Inc. Class A	230,551	124,758,063
Visa, Inc. Class A	301,479	51,203,193
		285,000,296
Semiconductors & Semiconductor Equipment - 1.5%
ARM Holdings PLC sponsored ADR	408,210	17,295,858
ASML Holding NV	181,100	12,316,611
Samsung Electronics Co. Ltd.	19,371	26,602,634
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	231,200	3,974,328
		60,189,431
Software - 5.0%
Citrix Systems, Inc. (a)	5,300	382,448
CommVault Systems, Inc. (a)	562,000	46,072,760
Concur Technologies, Inc. (a)	313,090	21,496,759
Diligent Board Member Services, Inc. (a)	427,239	2,234,193
FleetMatics Group PLC	69,900	1,695,075
Guidewire Software, Inc. (a)	53,400	2,052,696
NetSuite, Inc. (a)	309,400	24,770,564
salesforce.com, Inc. (a)	137,658	24,617,380
SAP AG sponsored ADR	28,600	2,303,444
ServiceNow, Inc. (d)	628,500	22,751,700
SolarWinds, Inc. (a)	340,200	20,105,820
Splunk, Inc.	11,400	456,342
Symantec Corp. (a)	576,500	14,228,020
Ultimate Software Group, Inc. (a)	199,700	20,800,752
		203,967,953
TOTAL INFORMATION TECHNOLOGY		1,276,888,697
MATERIALS - 5.8%
Chemicals - 4.7%
Ecolab, Inc.	531,300	42,599,634
Filtrona PLC	223,500	2,472,267
LyondellBasell Industries NV Class A	61,180	3,872,082
Monsanto Co.	631,764	66,733,231
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	227,600	$ 30,484,744
Sherwin-Williams Co.	259,000	43,742,510
		189,904,468
Containers & Packaging - 0.5%
Ball Corp.	417,100	19,845,618
Rock-Tenn Co. Class A	8,400	779,436
Sealed Air Corp.	17,300	417,103
		21,042,157
Metals & Mining - 0.5%
B2Gold Corp. (a)	265,667	808,103
Franco-Nevada Corp.	403,206	18,404,944
Glencore International PLC	273,500	1,479,843
		20,692,890
Paper & Forest Products - 0.1%
International Paper Co.	60,800	2,832,064
TOTAL MATERIALS		234,471,579
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Iliad SA	9,852	2,095,747
UTILITIES - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	23,100	2,061,906
TOTAL COMMON STOCKS (Cost $3,582,516,161)		3,956,695,839
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	58,579,178	$ 58,579,178
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	64,535,994	64,535,994
TOTAL MONEY MARKET FUNDS (Cost $123,115,172)		123,115,172
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,705,631,333)		4,079,811,011
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(53,911,250)
NET ASSETS - 100%		$ 4,025,899,761
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,164
Fidelity Securities Lending Cash Central Fund	272,984
Total	$ 291,148
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 581,259,413	$ 579,257,873	$ 2,001,540	$ -
Consumer Staples	246,808,426	246,808,426	-	-
Energy	212,437,215	212,437,215	-	-
Financials	436,173,847	436,173,847	-	-
Health Care	664,678,978	664,678,978	-	-
Industrials	299,820,031	299,820,031	-	-
Information Technology	1,276,888,697	1,276,888,697	-	-
Materials	234,471,579	234,471,579	-	-
Telecommunication Services	2,095,747	2,095,747	-	-
Utilities	2,061,906	2,061,906	-	-
Money Market Funds	123,115,172	123,115,172	-	-
Total Investments in Securities:	$ 4,079,811,011	$ 4,077,809,471	$ 2,001,540	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 58,665,447
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $3,706,405,759. Net unrealized appreciation aggregated $373,405,252, of which $422,693,634 related to appreciated investment securities and $49,288,382 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013